 March 14, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
         Re:      The Prudential Variable Contract Account GI-2
                  (File No. 811-07545)

                  Prudential Group Variable Universal Life
                  (File No. 333-01031)
Dear Commissioners:

On behalf of Prudential Insurance Company of America and The Prudential Variable Contract Account GI-2 (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act. Also, in accordance with Rule 38A-1, attached are the cover letters under which annual reports were mailed to contractowners of record.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: The Prudential Series Fund, Inc.: Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Natural Resources, Jennison, Small Capitalization Stock, Stock Index, Prudential Value Portfolio and Zero Coupon Bond 2005 Portfolios; AllianceBernstein Variable Products Series Fund, Inc. (Series I Shares): AllianceBernstein Premier Growth, AllianceBernstein Real Estate Investment Portfolios; American Century Variable Portfolios, Inc.: VP Balanced, VP International, VP Value Portfolios; Dreyfus Variable Investment Funds - Initial Shares: Disciplined Stock, Developing Leaders Portfolio; Franklin Templeton Variable Insurance Products Trust (Class 2 Shares): Templeton Developing Markets Securities, Templeton Foreign Securities Funds; Janus Aspen Series (Institutional Shares): Mid Cap Growth, Balanced, Flexible Bond, Large Cap Growth, International Value Growth, Worldwide Growth Portfolios; JPMorgan Series Trust II: J.P. Morgan Bond, J.P. Morgan U.S. Large Cap Core Equity Portfolio, J.P. Morgan International Equity Portfolio, J.P. Morgan Small Company Portfolios; Lazard Retirement Series, Inc.: Small Cap Portfolio; MFS Variable Insurance Trust (Initial Class Shares): MFS Bond, MFS Emerging Growth, MFS Strategic Income, MFS Research Series; Neuberger Berman Advisers Management Trust: AMT Limited Maturity Bond, AMT Partners Portfolios; Scudder Variable Series II: Scudder Government & Agency Securities Portfolio, Scudder High Income Portfolios; T. Rowe Price Equity Series Inc.: Equity Income, Mid-Cap Growth, New America Growth Portfolios.

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0001193125-05-037510
Date of Filing:            02/25/2005

Filer/Entity:              AllianceBernstein Variable Products Series Fund
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             0000936772-05-000089
Date of Filing:            3/10/2005

Filer/Entity:              American Century Variable Portfolios, Inc.
Registration No.:          811-05188
CIK No.:                   0000814680
Accession No.:             0000814680-05-000005
Date of Filing:            02/25/2005

Filer/Entity               Credit Suisse Trust
Registration No.:          811-07261
CIK No.                    000941568
Accession No.:             0001047469-05-005665
Date of Filing:            3/08/2005

Filer/Entity:              Dreyfus Variable Investment Funds, Inc.
Registration No.:          811-05125
CIK No.:                   0000813383
Accession No.:             0000813383-05-000004
Date of Filing:            02/23/2005

Filer/Entity:              The Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:          811-07044
CIK No.:                   0000890064
Accession No.:             0000890064-05-000002
Date of Filing:            02/23/2005

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0001193125-05-037518
Date of Filing:            02/25/2005

Filer/Entity:              Janus Aspen Series
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0000906185-05-000003
Date of Filing:            02/25/2005

Filer/Entity:              JP Morgan Series Trust II
Registration No.:          811-08212
CIK No.:                   0000916118
Accession No.:             0001047469-05-006163
Date of Filing:            03/11/2005

Filer/Entity:              Lazard Retirement Series, Inc.
Registration No.:          811-08071
CIK No.:                   0001033669
Accession No.:             0000930413-05-001563
Date of Filing:            03/04/2005

Filer/Entity:              MFS Variable Insurance Trust
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-05-000127
Date of Filing:            03/04/2005

Filer/Entity:              Neuberger Berman Advisers Management Trust
Registration No.:          811-04255
CIK No.:                   0000736913
Accession No.:             0000894579-05-000070
Date of Filing:            02/25/2005

Filer/Entity               PIMCO Advisors VIT
Registration No.:          811-08512
CIK No.                    0000923185
Accession No.:             0001047469-05-006085
Date of Filing:            3/10/2005

Filer/Entity:              Scudder Variable Series II
Registration No.:          811-05002
CIK No.:                   0000810573
Accession No.:             0000088053-05-000330
Date of Filing:            03/11/2005

Filer/Entity:              T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-05-000008
Date of Filing:            02/28/2005

Filer/Entity:              T. Rowe Price Equity Series Inc. - Mid-Cap Growth Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-05-000010
Date of Filing:            02/28/2005

Filer/Entity:              T. Rowe Price Equity Series Inc. - New America Growth Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-05-000009
Date of Filing:            02/28/2005

Filer/Entity               The Prudential Series Fund, Inc.
Registration No.:          811-03623
CIK No.                    0000711175
Accession No.:             0001193125-05-045678
Date of Filing:            3/10/2005
If you have any questions regarding this filing, please contact me at (973) 802-5114.

Sincerely,

/s/John Ewing
John Ewing
Vice President, Corporate Counsel

March 2005

Dear Valued Customer:

Enclosed are the December 31, 2004 Annual Reports for the investment options available under your Group Variable Universal Life Insurance (GVUL) coverage. Please note that some of the Annual Reports may include information on funds that are not available under your coverage.

If you have any questions about your insurance, or need further information about the investment options available to you, please call our GVUL Customer Service Center at 800-562-9874, Monday to Friday, 8:00 am - 6:00 pm, Eastern time.

Sincerely,

/s/Richard Mercer
Richard Mercer
Director, Customer Service
Group Insurance

/enclosures

Group Variable Universal Life Insurance (Contract Series: 89759) is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3177, a Prudential Financial company and is distributed by Prudential Investment Management Services LLC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, a registered broker/dealer and a Prudential Financial company. Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ and its affiliates.

March 2005

Dear Valued Customer:

Enclosed are the December 31, 2004 Annual Reports for the investment options available under the AICPA Group Variable Universal Life Insurance (GVUL) coverage. Please note that some of the Annual Reports may include information on funds that are not available under your coverage.

If you have any questions about your insurance, or need further information about the investment options available to you, please call Aon Securities Corporation at 800-223-7473.

Sincerely,

/s/Richard Mercer
Richard Mercer
Director, Customer Service
Group Insurance

/enclosures

Group Variable Universal Life Insurance (Contract Series: 89759) is issued by The Prudential Insurance Company of America (Prudential Insurance), a Prudential Financial company, 751 Broad Street, Newark, NJ 07102-3177 and is distributed by Prudential Investment Management Services LLC, a registered broker/dealer and a Prudential Financial company, and is offered through Aon Securities Corporation, Member NASD/SIPC, One Whitehall Street, New York, NY 10004-2109, 1-800-223-7473. PIMS is located at Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. The Plan Agent of the AICPA Insurance Trust is Aon Insurance Services. Aon Securities Corporation and Aon Insurance Services are not affiliated with either Prudential Insurance or PIMS. Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.